CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Net Income	$ 1,268.4	$ 1,327.1	$ 1,283.8
Other Comprehensive Income (Loss):
Change in fair value of derivatives utilized for hedging purposes	14.1	(76.1)	(458.2)
Reclassification of change in fair value of derivatives to net income	255.3	188.4	100.3
Foreign currency translation adjustments	(44.4)	100.6	252.2
Adjustments to pension and other postretirement benefit plan liabilities	(33.5)	(2.3)	(2.5)
Total Other Comprehensive Income (Loss)	191.5	210.6	(108.2)
Comprehensive Income	1,459.9	1,537.7	1,175.6
Comprehensive Income Attributable to Noncontrolling Interests	(12.4)	(13.0)	(15.2)
Comprehensive Income Attributable to Kinder Morgan Energy Partners, L.P.	$ 1,447.5	$ 1,524.7	$ 1,160.4